BALANCE SHEETS - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Current assets:
Cash	$ 1,735	$ 285	$ 18,434
Accounts receivable, net	1,600
Total current assets	3,335	285
Total assets	3,335	285	18,434
Current liabilities:
Accounts payable and accrued expenses	38,885	10,086	2,074
Deferred revenue, current portion	16,413	28,720	22,058
Deferred rent, current portion	401
Installment loan, net, current portion	24,092
Due to unrelated parties	68,000	68,000
Total current liabilities	147,791	106,806	24,132
Long Term Liabilities
Deferred revenue, net of current	11,282		7,434
Deferred rent, long term portion	1,890
Total long term liabilities	13,172		7,434
Total liabilities	160,963	106,806	31,566
Stockholders' deficit:
Preferred Stock - $.001 par value; 20,000,000 shares authorized, none issued and outstanding, respectively.
Common stock - $.001 par value; 100,000,000 shares authorized, 1,000 shares issued and outstanding, respectively.	1	1	1
Contribution from Cleartronic, Inc.	(2,359)	24,996	44,541
Accumulated deficit	(155,270)	(131,518)	(57,674)
Total stockholders' deficit	(157,628)	(106,521)	(13,132)
Total liabilities and stockholders' deficit	$ 3,335	$ 285	$ 18,434